Reserves - Schedule of Outstanding Stock Options (Details)	12 Months Ended
	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Number of options, Beginning balance | shares	10,358,475	12,000,819
Number of options, Issued | shares	202,000	65,000
Number of options, Exercised | shares	(2,899,184)	(408,359)
Number of options, Forfeited | shares	(785,675)	(1,298,985)
Number of options, Ending balance | shares	6,875,616	10,358,475
Weighted average exercise price, Beginning balance | $ / shares	$ 20.54	$ 20.69
Weighted average exercise price, Issued | $ / shares	18.30	20.35
Weighted average exercise price, Exercised | $ / shares	7.47	3.01
Weighted average exercise price, Forfeited | $ / shares	27.56	27.45
Weighted average exercise price, Ending balance | $ / shares	$ 25.24	$ 20.54